UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                William E. White
                            c /o Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------
                                                     MARKET
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------
COMMON STOCK - 99.7%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 5.7%
Amgen*                                    375,000     $ 26,389
                                                  ------------
                                                        26,389
                                                  ------------
COMPUTER COMMUNICATIONS EQUIPMENT - 7.4%
Cisco Systems*                          1,285,000       34,168
                                                  ------------
                                                        34,168
                                                  ------------
CONSTRUCTION MACHINERY & Equipment - 4.9%
Caterpillar                               356,000       22,809
                                                  ------------
                                                        22,809
                                                  ------------
DIVERSIFIED MANUFACTURING - 1.5%
ITT Industries*                           115,000        6,860
                                                  ------------
                                                         6,860
                                                  ------------
E-COMMERCE - SERVICES - 8.6%
Amazon.com*                               500,000       18,835
eBay*                                     650,000       21,054
                                                  ------------
                                                        39,889
                                                  ------------
HOSPITAL & Medical Service Plans - 4.8%
UnitedHealth Group                        420,000       21,949
                                                  ------------
                                                        21,949
                                                  ------------
PERSONAL CREDIT INSTITUTIONS - 3.7%
SLM                                       370,000       17,005
                                                  ------------
                                                        17,005
                                                  ------------
PHARMACEUTICAL PREPARATIONS  9.7%
Novartis  ADR                             347,000       20,018
Teva Pharmaceutical ADR                   700,000       24,570
                                                  ------------
                                                        44,588
                                                  ------------
PHARMACY SERVICES - 4.9%
Express Scripts*                          324,000       22,524
                                                  ------------
                                                        22,524
                                                  ------------
RADIOTELEPHONE COMMUNICATIONS - 1.1%
Vimpel Communications ADR*                 60,000        5,126
                                                  ------------
                                                         5,126
                                                  ------------

--------------------------------------------------------------
                                     SHARES/         MARKET
DESCRIPTION                      FACE AMOUNT (000)  VALUE (000)
--------------------------------------------------------------

SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES - 15.2%
Charles Schwab                          1,755,000 $     33,205
Goldman Sachs Group                        77,000       16,336
Legg Mason                                197,300       20,687
                                                  ------------
                                                        70,228
                                                  ------------
SEMICONDUCTORS & RELATED DEVICES - 14.3%
Broadcom, Cl A*                           680,000       21,705
Intel                                   1,000,000       20,960
Qualcomm                                  615,000       23,161
                                                  ------------
                                                        65,826

                                                  ------------
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
     RESEARCH - 2.8%
Affymetrix*                               520,000       12,979
                                                  ------------
                                                        12,979
                                                  ------------
SERVICES - COMPUTER PROGRAMMING SERVICES - 2.5%
Cognizant Technology Solutions, Cl A*     135,000       11,514
                                                  ------------
                                                        11,514
                                                  ------------
TRUCKING COURIER SERVICES - 3.7%
Expeditors International Washington       395,000       16,863
                                                  ------------
                                                        16,863
                                                  ------------
WEB PORTALS/ISP - 8.9%
Google, Cl A*                              68,000       34,088
Yahoo!*                                   250,000        7,078
                                                  ------------
                                                        41,166
                                                  ------------
TOTAL COMMON STOCK
     (Cost $400,096)(000)                              459,883
                                                  ------------
REPURCHASE AGREEMENT - 0.5%
  Morgan Stanley (A)
      5.000%, dated 01/31/07, to be
      repurchased on 02/01/07, repurchase
      price $2,380,838 (collateralized by a
      U.S. Treasury Note, 4.000%, 11/15/12,
      total market value: $2,428,134)
                                        $   2,381        2,381
                                                  ------------
TOTAL REPURCHASE AGREEMENT
     (Cost $2,381)(000)                                  2,381
                                                 --------------
TOTAL INVESTMENTS - 100.2%
     (Cost $402,477)(000)                         $    462,264
                                                  ============

Percentages are based on Net Assets of $461,234,288.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $402,477,342, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $82,304,470 AND $(22,518,000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                          1                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------
                                                     MARKET
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------
COMMON STOCK - 92.4%

BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCE) - 7.3%
Genzyme*                                    4,100 $        269
Gilead Sciences*                            6,200          399
                                                  ------------
                                                           668
                                                  ------------
CONSUMER WIRELESS DEVICES- 2.3%
Rockwell Collins                            3,100          211
                                                  ------------
                                                           211
                                                  ------------
CRUDE PETROLEUM NATURAL GAS - 2.8%
XTO Energy                                  5,100          257
                                                  ------------
                                                           257
                                                  ------------
DATA STORAGE - 3.9%
Motorola                                   18,100          359
                                                  ------------
                                                           359
                                                  ------------
DIVERSIFIED MANUFACTURING - 1.6%
ITT Industries                              2,500          149
                                                  ------------
                                                           149
                                                  ------------
ELECTRONIC COMPUTERS - 2.2%
Apple Computer*                             2,300          197
                                                  ------------
                                                           197
                                                  ------------
GENERAL BUILDING CONTRACTORS -
     RESIDENTIAL BUILDINGS - 2.7%
Toll Brothers*                              7,400          250
                                                  ------------
                                                           250
                                                  ------------
HOSPITAL & Medical Service Plans - 4.0%
UnitedHealth Group                          6,900          362
                                                  ------------
                                                           362
                                                  ------------
MEASURING & Controlling Devices - 1.2%
Rockwell Automation                         1,800          110
                                                  ------------
                                                           110
                                                  ------------
OIL, GAS FIELD SERVICES - 3.4%
Schlumberger                                4,900          311
                                                  ------------
                                                           311
                                                  ------------
PERSONAL CREDIT INSTITUTIONS - 4.1%
SLM                                         8,200          377
                                                  ------------
                                                           377
                                                  ------------
PHARMACEUTICAL PREPARATIONS - 3.2%
Novartis ADR                                5,000          288
                                                  ------------
                                                           288
                                                  ------------
RADIOTELEPHONE COMMUNICATIONS - 3.1%
Vimpel Communications* ADR                  3,300          282
                                                  ------------
                                                           282
                                                  ------------

--------------------------------------------------------------
                                                    MARKET
DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------

FINANCE - OTHER SERVICES- 3.1%
Chicago Mercantile Exchange                   500 $        282
                                                  ------------
                                                           282
                                                  ------------
RETAIL - EATING PLACES- 3.4%
Starbucks*                                  9,000          314
                                                  ------------
                                                           314
RETAIL - LUMBER & Other Building,
     Materials Dealers - 1.1%
Lowe's                                      3,100          105
                                                  ------------
                                                           105
                                                  ------------
SECURITY BROKERS, DEALERS & FLOTATION
     COMPANIES - 11.8%
E*Trade Group*                             10,500          256
Goldman Sachs                               1,800          382
Legg Mason                                  4,200          440
                                                  ------------
                                                         1,078
                                                  ------------
SEMICONDUCTORS & Related Devices - 9.5%
Qualcomm                                   12,300          463
Marvell Technology*                        22,000          402
                                                  ------------
                                                           865
                                                  ------------
SEMICONDUCTOR CAPITAL EQUIPMENT - 2.3%
Applied Materials                          12,000          213
                                                  ------------
                                                           213
                                                  ------------
SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN - 1.8%
Salesforce.com*                             3,800          167
                                                  ------------
                                                           167
                                                  ------------
SERVICES - COMPUTER PROGRAMMING SERVICE - 7.9%
International Game Technology               6,200          269
Cognizant Technology Solutions, Cl A*       5,300          452
                                                  ------------
                                                           721
                                                  ------------
TRUCKING & COURIER SERVICES - 3.0%
Expeditors International                    6,400          273
                                                  ------------
                                                           273
                                                  ------------
WEB PORTALS/ISP - 5.6%
Google, Cl A*                                 800          401
Yahoo!*                                     3,800          109
                                                  ------------
                                                           510
                                                  ------------
WELL EQUIPMENT - 1.1%
National Oilwell Varco*                     1,600           97
                                                  ------------
                                                            97
                                                  ------------
TOTAL COMMON STOCK
     (Cost $7,391)(000)                                  8,446
                                                  ------------

--------------------------------------------------------------------------------
1-888-462-5386                          2                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------
                                          FACE       MARKET
DESCRIPTION                           AMOUNT (000) VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT - 7.8%
Morgan Stanley (A)
    5.000%, dated 01/31/07, to be
    repurchased on 02/01/07, repurchase
    price $715,717 (collateralized by a
    U.S. Treasury Note, 4.000%, 11/15/12,
    total market value: $729,936)
                                        $     716 $        716
                                                  ------------
TOTAL REPURCHASE AGREEMENT
     (Cost $716)(000)                                      716
                                                  ------------
TOTAL INVESTMENTS - 100.2%
    (Cost $8,107)(000)                            $      9,162
                                                  ============

Percentages are based on Net Assets of $9,145,155.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,116,422, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,278,275 AND $(232,791), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                          3                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------
                                                     MARKET
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------
COMMON STOCK - 101.8%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 0.7%
Cell Genesys*                             175,000 $        567
                                                  ------------
                                                           567
                                                  ------------
COMPUTER COMMUNICATIONS EQUIPMENT - 10.7%
Cisco Systems*                            181,000        4,813
Juniper Networks*                         195,000        3,533
                                                  ------------
                                                         8,346
                                                  ------------
E-COMMERCE - SERVICES - 15.6%
Amazon.com*                               100,000        3,767
eBay*                                     139,000        4,502
Expedia*                                  180,000        3,861
                                                  ------------
                                                        12,130
                                                  ------------
ELECTRONIC COMPUTERS - 4.8%
Dell Computer*                            155,000        3,759
                                                  ------------
                                                         3,759
                                                  ------------
MOTORCYCLES, BICYCLES AND PARTS - 3.5%
Harley-Davidson                            39,600        2,703
                                                  ------------
                                                         2,703
                                                  ------------
PHARMACEUTICAL PREPARATIONS - 4.2%
Watson Pharmaceuticals                    119,000        3,239
                                                  ------------
                                                         3,239
                                                  ------------
PUBLISHING-NEWSPAPERS - 2.2%
Gannett                                    29,000        1,686
                                                  ------------
                                                         1,686
                                                  ------------
RETAIL - JEWELRY STORES - 7.7%
Blue Nile*                                100,000        3,701
Tiffany                                    59,000        2,316
                                                  ------------
                                                         6,017
                                                  ------------
SECURITY BROKERS, DEALERS & FLOTATION
      COMPANIES - 5.1%
Charles Schwab                            210,000        3,973
                                                  ------------
                                                         3,973
                                                  ------------
SEMICONDUCTOR CAPITAL EQUIPMENT - 9.4%
Applied Materials                         214,000        3,794
KLA-Tencor*                                72,000        3,545
                                                  ------------
                                                         7,339
                                                  ------------

--------------------------------------------------------------
                                         SHARES/      MARKET
DESCRIPTION                       FACE AMOUNT (000) VALUE (000)
--------------------------------------------------------------

SEMICONDUCTORS & RELATED DEVICES - 17.5%
Broadcom, Cl A*                           113,000 $      3,607
Linear Technology                         125,000        3,869
Maxim Integrated Products                  73,000        2,248
Xilinx                                    161,000        3,912
                                                  ------------
                                                        13,636
                                                  ------------
SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION - 1.9%
Avid Technology*                           40,146        1,485
                                                  ------------
                                                         1,485
                                                  ------------
SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH - 3.8%
Affymetrix*                               119,676        2,987
                                                  ------------
                                                         2,987
                                                  ------------
TELEVISION BROADCASTING STATIONS - 5.1%
IAC/InterActiveCorp                       104,000        3,994
                                                  ------------
                                                         3,994
                                                  ------------
WEB PORTALS/ISP - 9.5%
Google, Cl A*                               5,500        2,758
Yahoo!*                                   163,000        4,615
                                                  ------------
                                                         7,373
                                                  ------------
TOTAL COMMON STOCK
     (Cost $57,228)(000)                                79,234
                                                  ------------
REPURCHASE AGREEMENT - 0.7%

Morgan Stanley (A)
    5.000%, dated 01/31/07, to be
    repurchased on 02/01/07, repurchase
    price $529,751 (collateralized by a
    U.S. Treasury Note, 4.000%, 11/15/12
    total market value: $540,274)

                                        $     530          530
                                                  ------------

TOTAL REPURCHASE AGREEMENT
     (Cost $530)(000)                                      530
                                                  ------------

TOTAL INVESTMENTS - 102.5%
    (Cost $57,758)(000)                           $     79,764
                                                  ============

Percentages are based on Net Assets of $77,808,013.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL - CLASS

AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $57,757,541, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,277,078 AND $(3,270,535), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                          4                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------
                                                     MARKET
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------
COMMON STOCK - 91.5%

AMUSEMENT AND RECREATIONAL SERVICES - 2.7%
WMS Industries*                             4,000 $        159
                                                  ------------
                                                           159
                                                  ------------
COMPUTER STORAGE DEVICES - 3.2%
Rackable Systems*                           6,900          132
Xyratex*                                    2,800           59
                                                  ------------
                                                           191
                                                  ------------
CONSUMER WIRELESS EQUIPMENT - 2.7%
Viasat*                                     4,900          162
                                                  ------------
                                                           162
                                                  ------------
DIAGNOSTIC EQUIPMENT - 3.5%
Home Diagnostics                           17,400          207
                                                  ------------
                                                           207
                                                  ------------
DIVERSIFIED MANUFACTURING OPERATIONS- 5.1%
Raven Industries                            5,500          156
Roper Industries                            2,900          151
                                                  ------------
                                                           307
                                                  ------------
ELECTROMEDICAL & ELECTROTHERAPEUTIC
     APPARATUS - 2.1%
Palomar Medical Technologies*               2,500          124
                                                  ------------

                                                           124
                                                  ------------
E-MARKETING/INFO - 4.0%
aQuantive*                                  9,000          241
                                                  ------------
                                                           241
                                                  ------------
ENTERTAINMENT SOFTWARE - 5.3%
THQ*                                        4,000          121
The9*                                       5,300          195
                                                  ------------
                                                           316
                                                  ------------
FINANCE - OTHER - 1.7%
International Securities Exchange           2,400           99
                                                  ------------
                                                            99
                                                  ------------
INSTRUMENTS AND RELATED PRODUCTS - 0.8%
American Science & Engineering*               900           49
                                                  ------------
                                                            49
                                                  ------------
MEDICAL - OUTPATIENT-HOME CARE - 3.0%
Radiation Therapy Systems                   6,000          178
                                                  ------------
                                                           178
                                                  ------------
NETWORKING PRODUCTS - 2.1%
SafeNet*                                    5,000          125
                                                  ------------
                                                           125
                                                  ------------
OIL FIELD MACHINERY & EQUIPMENT - 3.0%
CARBO Ceramics                              4,800          177
                                                  ------------
                                                           177
                                                  ------------
OIL, GAS FIELD SERVICES - 1.3%
Oceaneering International*                  2,000           79
                                                  ------------
                                                            79
                                                  ------------

--------------------------------------------------------------
                                                     MARKET
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------

PHARMACEUTICAL PREPARATIONS - 2.2%
Human Genome Sciences*                     11,300 $        133
                                                  ------------
                                                           133
                                                  ------------
RETAIL - RESTAURANTS - 3.0%
Chipotle Mexican Grill                      3,000          178
                                                  ------------
                                                           178
                                                  ------------
SCHOOLS - 2.1%
Universal Technical Institute*              5,200          123
                                                  ------------
                                                           123
                                                  ------------
SEARCH, DETECTION, NAVIGATION, GUIDANCE,
     AERONAUTICAL SYSTEMS - 1.2%
DRS Technologies                            1,300           72
                                                  ------------
                                                            72
                                                  ------------
SECURITY BROKERS, DEALERS & FLOTATION
     COMPANIES - 2.7%
Nuveen Investments, Cl A                    3,300          163
                                                  ------------
                                                           163
                                                  ------------
SEMICONDUCTORS & RELATED DEVICES - 5.1%
Formfactor*                                 3,500          142
Mattson Technology*                        18,700          163
                                                  ------------
                                                           305
                                                  ------------
SERVICES - BUSINESS SERVICES - 7.0%
inVentiv Health                             4,900          172
Ctrip.com International ADR*                3,500          249
                                                  ------------
                                                           421
                                                  ------------
SERVICES - PREPACKAGED SOFTWARE - 9.2%
Ansys*                                      2,000          100
Scientific Games*                           7,600          236
Shuffle Master*                             8,100          216
                                                  ------------
                                                           552
                                                  ------------
STATE COMMERCIAL BANKS - 4.2%
East West Bancorp                           3,100          119
SVB Financial Group*                        2,800          131
                                                  ------------
                                                           250
                                                  ------------
SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN - 4.8%
Itron*                                      2,600          150
Salesforce.com*                             3,200          140
                                                  ------------
                                                           290
                                                  ------------
TELEGRAPH & OTHER MESSAGE
   COMMUNICATIONS - 3.0%
j2 Global Communications*                   6,800          180
                                                  ------------
                                                           180
                                                  ------------
WEB PORTALS/ISP - 4.4%
Factset Research Systems                    1,100           64
GigaMedia*                                 17,100          203
                                                  ------------
                                                           267
                                                  ------------

--------------------------------------------------------------------------------
1-888-462-5386                          5                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------
                                      SHARES/FACE    MARKET
DESCRIPTION                           AMOUNT (000) VALUE (000)
--------------------------------------------------------------

WHOLESALE - MEDICAL, DENTAL &
   HOSPITAL EQUIPMENT & SUPPLIES  - 2.1%
Conceptus                                   5,300 $        123
                                                  ------------
                                                           123
                                                  ------------
TOTAL COMMON STOCK
     (Cost $4,821)(000)                                  5,471
                                                  ------------
REPURCHASE AGREEMENT - 13.5%
Morgan Stanley (A)
    5.000%, dated 01/31/07, to be
    repurchased on 02/01/07, repurchase
    price $809,845 (collateralized by a
    U.S. Treasury Note, 4.000%, 11/15/12;
    total market value: $825,933)
                                        $     810          810
                                                  ------------
TOTAL REPURCHASE AGREEMENT
     (Cost $810)(000)                                      810
                                                  ------------
TOTAL INVESTMENTS - 105.1%
    (Cost $5,631)(000)                            $      6,281
                                                  ============

Percentages are based on Net Assets of $5,979,396.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $5,630,933, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $855,688 AND $(205,713), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE OAK ASSOCIATES FUNDS' MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                          6                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------
                                                     MARKET
DESCRIPTION                              SHARES   VALUE (000)
--------------------------------------------------------------
COMMON STOCK - 99.2%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 2.7%
Invitrogen*                                32,000 $      1,959
Medarex*                                   78,000        1,051
                                                  ------------
                                                         3,010
                                                  ------------
COMPUTER COMMUNICATIONS EQUIPMENT - 9.1%
Cisco Systems*                            202,000        5,371
Juniper Networks*                         267,000        4,838
                                                  ------------
                                                        10,209
                                                  ------------
COMPUTER PERIPHERAL EQUIPMENT- 2.8%
Lexmark, Cl A*                             50,000        3,152
                                                  ------------
                                                         3,152
                                                  ------------
CONSULTING SERVICES - 3.7%
Accenture, Cl A                           110,200        4,160
                                                  ------------
                                                         4,160
                                                  ------------
DATA STORAGE - 1.7%
Motorola                                   95,000        1,886
                                                  ------------
                                                         1,886
                                                  ------------
E-COMMERCE - SERVICES - 13.2%
Amazon.com*                               105,000        3,955
eBay*                                     178,000        5,764
Expedia*                                  237,000        5,084
                                                  ------------
                                                        14,803
                                                  ------------
ELECTRONIC COMPUTERS - 11.3%
Apple Computer*                            14,000        1,200
Dell Computer*                            255,000        6,183
International Business Machines            53,000        5,255
                                                  ------------
                                                        12,638
                                                  ------------
RETAIL - JEWELRY STORES - 3.4%
Blue Nile*                                103,000        3,812
                                                  ------------
                                                         3,812
                                                  ------------
SEMICONDUCTOR CAPITAL EQUIPMENT - 10.1%
Applied Materials                         156,000        2,766
KLA-Tencor                                 85,000        4,185
Novellus Systems*                         142,000        4,378
                                                  ------------
                                                        11,329
                                                  ------------

--------------------------------------------------------------
                                         SHARES/      MARKET
DESCRIPTION                       FACE AMOUNT (000) VALUE (000)
--------------------------------------------------------------

SEMICONDUCTORS & RELATED DEVICES - 23.9%
Broadcom, Cl A*                           152,000 $      4,852
Linear Technology                          70,000        2,167
Marvell Technology*                       180,000        3,292
Maxim Integrated Products                  81,000        2,495
National Semiconductor                    120,000        2,775
Qualcomm                                   14,000          527
Taiwan Semiconductor
    Manufacturing ADR                     350,147        3,820
United Microelectronics ADR               852,978        3,028
Xilinx                                    165,000        4,010
                                                  ------------
                                                        26,966
                                                  ------------
SERVICES - PREPACKAGED SOFTWARE - 4.8%
BMC Software*                              89,700        3,085
Microsoft                                  75,000        2,315
                                                  ------------
                                                         5,400
                                                  ------------
TELEVISION BROADCASTING STATIONS - 3.8%
IAC/InterActiveCorp*                      110,000        4,224
                                                  ------------
                                                         4,224
                                                  ------------
WEB PORTALS/ISP - 8.7%
Google, Cl A*                               8,600        4,311
Yahoo!*                                   191,000        5,407
                                                  ------------
                                                         9,718
                                                  ------------
TOTAL COMMON STOCK
     (Cost $94,406)(000)                               111,307
                                                  ------------
REPURCHASE AGREEMENT - 0.4%
Morgan Stanley (A)
    5.000%, dated 01/31/07, to be
    repurchased on 02/01/07, repurchase
    price $427,648 (collateralized by a
    U.S. Treasury Note, 4.000%, 11/15/12,
    total market value: $436,144)
                                        $     428          428
                                                  ------------
TOTAL REPURCHASE AGREEMENT
     (Cost $428)(000)                                      428
                                                  ------------
TOTAL INVESTMENTS - 99.6%
    (Cost $94,834)(000)                           $    111,735
                                                  ============

Percentages are based on Net Assets of $112,238,970.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

AT JANUARY 31, 2007 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $95,072,989, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $22,146,327AND $(5,483,999), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                          7                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY31, 2007 (UNAUDITED)

--------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------
                                                     MARKET
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------
COMMON STOCK - 90.8%

ADVERTISING SERVICES - 5.2%
aQuantive*                                 71,900 $      1,927
                                                  ------------
                                                         1,927
                                                  ------------
AMUSEMENT AND RECREATIONAL SERVICES - 4.8%
WMS Industries*                            45,200        1,793
                                                  ------------
                                                         1,793
                                                  ------------
BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 3.3%
Invitrogen*                                19,600        1,200
                                                  ------------
                                                         1,200
                                                  ------------
COMPUTER STORAGE DEVICES - 2.6%
Rackable Systems*                          50,000          955
                                                  ------------
                                                           955
                                                  ------------
CONSUMER WIRELESS DEVICES - 2.0%
Viasat*                                    22,400          739
                                                  ------------
                                                           739
                                                  ------------
INSTRUMENTS AND RELATED PRODUCTS - 6.1%
American Science & Engineering             12,400          678
Thomas & Betts*                            32,500        1,556
                                                  ------------
                                                         2,234
                                                  ------------
OIL, GAS FIELD SERVICES - 3.9%
CARBO Ceramics                             23,200          856
Oceaneering International*                 15,100          596
                                                  ------------
                                                         1,452
                                                  ------------
RADIOTELEPHONE COMMUNICATIONS - 3.4%
Vimpel-Communications ADR*                 14,500        1,239
                                                  ------------
                                                         1,239
                                                  ------------
SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AERONAUTICAL SYSTEMS - 2.1%
Flir Systems*                              25,400          785
                                                  ------------
                                                           785
                                                  ------------
SECURITY BROKERS AND DEALER - 1.4%
International Securities Exchange          12,100          501
                                                  ------------
                                                           501
                                                  ------------
SEMICONDUCTORS & RELATED DEVICES - 10.9%
Formfactor*                                21,200          862
Marvell Technology Group*                  83,800        1,533
Sirf Technology Holdings*                  13,800          405
Varian Semiconductor Equipment*            29,500        1,214
                                                  ------------
                                                         4,014
                                                  ------------
SERVICES - BUSINESS SERVICES - 4.3%
Ctrip.com International ADR*               22,200        1,579
                                                  ------------
                                                         1,579
                                                  ------------

Services - Computer Programming Services - 4.8%
Cognizant Technology Solutions, Cl A*      20,600       1,757
                                                  ------------
                                                        1,757
                                                  ------------

--------------------------------------------------------------
                                      SHARES/FACE    MARKET
DESCRIPTION                           AMOUNT (000) VALUE (000)
--------------------------------------------------------------

SERVICES - PREPACKAGED SOFTWARE - 21.1%
Activision*                                80,000 $      1,362
Cerner*                                    17,000          764
Citrix Systems*                            45,300        1,435
NETEASE*                                   68,100        1,392
Packeteer*                                 19,000          255
Safenet*                                   31,000          775
Shuffle Master*                            53,400        1,420
Verint Systems*                            12,700          420
                                                  ------------
                                                         7,823
                                                  ------------
STATE COMMERCIAL BANKS - 1.5%
SVB Financial*                             12,000          560
                                                  ------------
                                                           560
                                                  ------------
SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN - 9.4%
F5 Networks*                               10,300          736
Itron*                                     16,800          968
Openwave Systems*                          92,200          813
Salesforce.com*                            21,500          942
                                                  ------------
                                                         3,459
                                                  ------------
TELEGRAPH & OTHER MESSAGE
   COMMUNICATIONS - 2.7%
j2 Global Communications*                  37,000          980
                                                  ------------
                                                           980
                                                  ------------
WEB PORTALS/ISP - 1.3%
Sify ADR*                                  63,200          482
                                                  ------------
                                                           482
                                                  ------------
TOTAL COMMON STOCK
     (Cost $27,873)(000)                                33,479
                                                  ------------
Repurchase Agreement - 9.8%
Morgan Stanley (A)
     5.000%, dated 01/31/07, to be
     repurchased on 02/01/07, repurchase
     price $3,605,644 (collateralized by a
     U.S. Treasury Note, 4.000%, 11/15/12
     total market value: $3,677,414)

                                        $   3,605        3,605
                                                  ------------
TOTAL REPURCHASE AGREEMENT
     (Cost $3,605)(000)                                  3,605
                                                  ------------
TOTAL INVESTMENTS - 100.6%
     (Cost $31,478)(000)                          $     37,084
                                                  ============

Percentages are based on Net Assets of $36,863,783.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

AT JANUARY 31, 2007 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $31,504,249, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,271,815 AND $(1,691,904), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                          8                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------
                                                      MARKET
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------
COMMON STOCK - 98.0%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 31.3%
Amgen*                                     21,500 $      1,513
Cell Genesys*                             215,000          697
Charles River Laboratories*                21,600          972
Genentech*                                 10,500          917
Genzyme*                                   11,000          723
Invitrogen*                                25,300        1,549
Medimmune*                                 23,000          797
                                                  ------------
                                                         7,168
                                                  ------------
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 6.4%
Medtronic                                  27,500        1,470
                                                  ------------
                                                         1,470
                                                  ------------
LABORATORY ANALYTICAL INSTRUMENTS - 7.5%
Quest Diagnostics                          13,000          682
Waters*                                    18,200        1,032
                                                  ------------
                                                         1,714
                                                  ------------
ORTHOPEDIC, PROSTHETIC &
   SURGICAL APPLIANCES & SUPPLIES - 1.4%
Stryker                                     5,000          310
                                                  ------------
                                                           310
                                                  ------------
PHARMACEUTICAL PREPARATIONS -34.3%
AstraZenica ADR                            11,000          615
Corcept Therapeutics*                     180,052          221
Eli Lilly                                  15,000          812
Johnson & Johnson                          15,000        1,002
King Pharmaceuticals*                      32,000          572
Medicis Pharmaceutical, Cl A                6,200          235
Mylan Laboratories                         29,000          642
Novartis ADR                                9,500          548
Pfizer                                     35,000          918
Teva Pharmaceutical
     Industries ADR                        49,700        1,745
Watson Pharmaceuticals*                    21,000          572
                                                  ------------
                                                         7,882
                                                  ------------
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH - 3.9%
Affymetrix*                                35,500          886
                                                  ------------
                                                           886
                                                  ------------

--------------------------------------------------------------
                                         SHARES/      MARKET
DESCRIPTION                       FACE AMOUNT (000) VALUE (000)
--------------------------------------------------------------

SERVICES - PREPACKAGED SOFTWARE - 2.5%
IMS Health                                 20,000 $        577
                                                  ------------
                                                           577
                                                  ------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 4.2%
Techne*                                    16,500          958
                                                  ------------
                                                           958
                                                  ------------
WHOLESALE - DRUGS, PROPRIETARIES
   & DRUGGISTS' SUNDRIES - 4.8%
AmerisourceBergen                          20,900        1,095
                                                  ------------
                                                         1,095
                                                  ------------
WHOLESALE - MEDICAL, DENTAL &
   HOSPITAL EQUIPMENT & SUPPLIES  - 1.7%
Conceptus                                  17,000          394
                                                  ------------
                                                           394
                                                  ------------
TOTAL COMMON STOCK
     (Cost $17,950)(000)                                22,454
                                                  ------------
REPURCHASE AGREEMENT - 3.0%
Morgan Stanley (A)
    5.000%, dated 01/31/07, to be
    repurchased on 02/01/07, repurchase
    price $688,369 (collateralized by a
    U.S. Treasury Note, 4.000%, 11/15/12,
    total market value: $702,044)
                                        $     688          688
                                                  ------------
TOTAL REPURCHASE AGREEMENT
     (Cost $688)(000)                                      688
                                                  ------------
TOTAL INVESTMENTS - 101.0%
    (Cost $18,638)(000)                               $ 23,142
                                                  ============

Percentages are based on Net Assets of $22,906,938.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,637,949, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,864,209 AND $(1,360,126),RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                          9                       www.oakfunds.com

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Oak Associates Funds

By (Signature and Title)*                /S/ WILLIAM E. WHITE
                                         ---------------------------------------
                                         William E. White, President

Date: March 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /S/ WILLIAM E. WHITE
                                         ---------------------------------------
                                         William E. White, President

Date: March 12, 2007

By (Signature and Title)*                /S/ ERIC KLEINSCHMIDT
                                         ---------------------------------------
                                         Eric Kleinschmidt, Treasurer and CFO

Date: March 12, 2007

* Print the name and title of each signing officer under his or her signature.